Fair Value Measurement	12 Months Ended
Sep. 30, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 13 – FAIR VALUE MEASUREMENT

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis as of September 30, 2024:

	Quoted	Significant Other	Significant
	Price in	Observable	Unobservable	Balance at
	Active Markets	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2024
Assets
Customer digital currency assets	$—	$615,361	—	$615,361
Total assets	$—	$615,361	$—	$615,361

Liabilities
Customer digital currency liabilities	$—	$23,605	$—	$23,605
Total liabilities	$—	$23,605	$—	$23,605

Customer digital currency assets and liabilities represent the Company’s obligation to safeguard customer digital currencies. Accordingly, the Company has valued the assets and liabilities using quoted market prices for the underlying digital currencies which is based on Level 2 inputs. The Company did not make any transfers into or out of Level 3 of the fair value hierarchy during the years ended September 30, 2024 and 2023.

The Company had no assets or liabilities measured and recorded at fair value on a recurring basis as of September 30, 2023.